Exhibit 99.1

Nissan Auto Receivables 2014-A

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	104,507,639.02	95,212,118.37	0.091404
Yield Supplement Overcollaterization		26,151,160.13	729,928.10	623,913.77
Total Adjusted Portfolio		1,041,666,670.96	103,777,710.92	94,588,204.60
Total Adjusted Securities		1,041,666,670.96	103,777,710.92	94,588,204.60	0.090805
Class A-1 Notes	0.19000%	219,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.42000%	330,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.72000%	351,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.34000%	100,000,000.00	62,111,039.96	52,921,533.64	0.529215
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	9,189,506.32	69,357.33	91.8950632	0.6935733
Certificates	0.00	0.00	—	—

Total Securities	9,189,506.32	69,357.33

Nissan Auto Receivables 2014-A

I. COLLECTIONS

Interest:
Interest Collections		288,165.32
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		288,165.32
Principal:
Principal Collections		9,170,211.70
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		9,170,211.70
Recoveries of Defaulted Receivables		116,757.27
Servicer Advances		44,186.85

Total Collections		9,619,321.14

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	16,773	103,777,710.92
Total Principal Payment		9,189,506.32

	16,071	94,588,204.60

Nissan Auto Receivables 2014-A

III. DISTRIBUTIONS

Total Collections	9,619,321.14
Reserve Account Draw	0.00
Total Available for Distribution	9,619,321.14
1. Reimbursement of Advance	54,449.85
2. Servicing Fee:
Servicing Fee Due	87,089.70
Servicing Fee Paid	87,089.70
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Nissan Auto Receivables 2014-A

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	69,357.33
Class A-4 Notes Monthly Interest Paid	69,357.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2014-A

Total Note Monthly Interest
Total Note Monthly Interest Due	69,357.33
Total Note Monthly Interest Paid	69,357.33
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	9,408,424.26
4. Total Monthly Principal Paid on the Notes	9,189,506.32
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	9,189,506.32
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	218,917.94
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	218,917.94
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.67
Beginning Reserve Account Balance	2,604,166.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.67
Required Reserve Account Amount for Next Period	2,604,166.67

Nissan Auto Receivables 2014-A

VI. POOL STATISTICS

Weighted Average Coupon		3.25%
Weighted Average Remaining Maturity		17.64

	Amount	Number
Principal on Defaulted Receivables	125,308.95	12
Principal Recoveries of Defaulted Receivables	116,757.27

Monthly Net Loss	8,551.68
Pool Balance at Beginning of Collection Period	104,507,639.02
Net Loss Ratio for Third Preceding Collection Period	0.37%
Net Loss Ratio for Second Preceding Collection Period	-0.22%
Net Loss Ratio for Preceding Collection Period	0.56%
Net Loss Ratio for Current Collection Period	0.10%
Four-Month Average Net Loss Ratio	0.20%
Cumulative Net Losses for all Periods	4,476,145.46

Nissan Auto Receivables 2014-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,090,243.99	145	1.15%
61-90 Days Delinquent	212,610.54	29	0.22%
91-120 Days Delinquent	57,510.11	8	0.06%
More than 120 Days	11,023.74	1	0.01%

Total 31+ Days Delinquent Receivables:	1,371,388.38	183	1.44%
61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.32%	0.28%
Delinquency Ratio for Second Preceding Collection Period	0.42%	0.35%
Delinquency Ratio for Preceding Collection Period	0.36%	0.25%
Delinquency Ratio for Current Collection Period	0.28%	0.23%
Four-Month Average Delinquency Ratio	0.35%	0.28%

Nissan Auto Receivables 2014-A

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO